LONG-TERM DEBT - Additional Information (Detail)				1 Months Ended	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 27, 2019 USD ($)	Jun. 12, 2018	May 28, 2013 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 USD ($) Quarter	Dec. 31, 2017 USD ($)	Sep. 29, 2017 USD ($)	Aug. 04, 2016
Debt Disclosure [Line Items]
Long-term debt, debt issuance costs							$ 0
Long term debt, outstanding				$ 362,676,000			$ 362,676,000		$ 321,046,000					$ 362,676,000			$ 321,046,000	$ 318,695,000
Write off unamortized deferred financing fees														$ 6,900,000
Debt covenant, number of consecutive quarters for calculating consolidated leverage ratio | Quarter																	4
Tranche B Revolving Credit Facility
Debt Disclosure [Line Items]
Long-term debt, debt issuance costs								$ 3,000,000
Maximum
Debt Disclosure [Line Items]
Debt covenant, unrestricted cash and cash equivalents									$ 5,000,000								$ 5,000,000
Debt covenant, debt service coverage ratio									250.00%								250.00%
Debt covenant, consolidated fixed charge coverage ratio									1.00								1.00
Line of credit facility, maximum borrowing capacity									$ 25,000,000								$ 25,000,000
Maximum | Scenario, Forecast
Debt Disclosure [Line Items]
Debt covenant, consolidated fixed charge coverage ratio						1.10							1.10		1.20	1.10
Minimum
Debt Disclosure [Line Items]
Debt covenant, consolidated leverage ratio until June 12, 2018												4.00					4.25
Debt covenant consolidated secured net leverage ratio after June 12, 2018									5.50	5.75	5.75
Debt covenant, consolidated leverage ratio, prohibition of distribution		7.50
Minimum | Scenario, Forecast
Debt Disclosure [Line Items]
Debt covenant consolidated secured net leverage ratio after June 12, 2018															4.50	5.00
Notes Registration Rights Agreement
Debt Disclosure [Line Items]
Debt instrument additional interest accrue percentage	0.25%
Debt instrument default to be charged for period	0.25%
Notes Registration Rights Agreement | Maximum
Debt Disclosure [Line Items]
Debt instrument additional interest accrue percentage	1.00%
7.875% notes, due 2021
Debt Disclosure [Line Items]
Long-term debt, interest rate				7.875%			7.875%							7.875%
Long term debt, outstanding				$ 175,000,000			$ 175,000,000							$ 175,000,000
Amended Credit Agreement | Credit facility
Debt Disclosure [Line Items]
Credit facility, maximum borrowing capacity																			$ 175,000,000
Line of credit outstanding amount									$ 155,700,000								$ 155,700,000
Amended Credit Agreement | Letter of Credit
Debt Disclosure [Line Items]
Credit facility, maximum borrowing capacity									15,000,000								15,000,000
Line of credit outstanding amount									$ 9,400,000								$ 9,400,000	$ 7,500,000
Credit Agreement
Debt Disclosure [Line Items]
Increase of basis spread on variable rate																	0.50%
Credit Agreement | Maximum
Debt Disclosure [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																	0.50%
Credit Agreement | Minimum
Debt Disclosure [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																	0.30%
9.875% notes, due 2024 | Private Placement
Debt Disclosure [Line Items]
Long-term debt, interest rate	9.875%
11.500% notes, due 2024 | Private Placement
Debt Disclosure [Line Items]
Long-term debt, interest rate	11.50%
Senior Secured Notes
Debt Disclosure [Line Items]
Interest payable, Description	Interest is payable quarterly in arrears on the 30th day of each March, June, September and December, commencing September 30, 2019.
Increase in outstanding principal amount				$ 4,000,000
Maturity date	Jun. 30, 2024
Interest payable option, Description	The Senior Secured Notes will require cash interest payments at 9.875% for all interest periods after January 30, 2022.
Applicable interest rate on united states treasury securities	0.50%
Redemptions from asset dispositions	$ 55,000,000
Mandatory prepayments, percentage of net cash proceeds	2.00%
Percentage of excess cash flow	75.00%
Debt covenant, aggregate amount of capital expenditures							20,000,000
Debt covenant, unrestricted cash and unrestricted permitted investments							$ 20,000,000
Debt covenant, consolidated asset coverage ratio				1.60			1.60							1.60
Uncured period														15 days
Covenant compliance, percentage														25.00%
C-Corporation conversion uncured period														5 days
Percentage of consolidated revenue														15.00%
Debt instrument, revenue covenant														$ 30,000,000
Revenue - cure period														30 days
Interest rate increase percentage														13.50%
Senior Secured Notes | Scenario, Forecast
Debt Disclosure [Line Items]
Debt covenant, unrestricted cash and unrestricted permitted investments					$ 12,500,000	$ 15,000,000
Senior Secured Notes | Maximum | Scenario, Forecast
Debt Disclosure [Line Items]
Unpermitted operating cash flow amount													$ 20,000,000
Senior Secured Notes | Minimum
Debt Disclosure [Line Items]
Debt instrument, acceleration of or failure to pay				$ 5,000,000			$ 5,000,000							$ 5,000,000
Senior Secured Notes | Debt Instrument, Redemption, 2018
Debt Disclosure [Line Items]
Debt instrument, redemption price, percentage	4.00%
Senior Secured Notes | Debt Instrument, Redemption, 2019 and thereafter
Debt Disclosure [Line Items]
Debt instrument, redemption price, percentage	11.50%
Senior Secured Notes | Redeemed On Or After June 27, 2021 and Before June 27, 2022
Debt Disclosure [Line Items]
Debt instrument, redemption price, percentage	4.00%
Senior Secured Notes | Redeemed On Or After June 27, 2022 and Before June 27, 2023
Debt Disclosure [Line Items]
Debt instrument, redemption price, percentage	2.00%
Senior Secured Notes | Redeemed On Or After June 27, 2023
Debt Disclosure [Line Items]
Debt premium percentage	0.00%
Senior Secured Notes | In Cash
Debt Disclosure [Line Items]
Long-term debt, interest rate	9.875%
Senior Secured Notes | Option Through January 30, 2022 - In Cash
Debt Disclosure [Line Items]
Long-term debt, interest rate	7.50%
Senior Secured Notes | Option Through January 30, 2022 - Payable in Kind
Debt Disclosure [Line Items]
Long-term debt, interest rate	4.00%			4.00%			4.00%							4.00%
Senior Secured Notes | Private Placement
Debt Disclosure [Line Items]
Long-term debt, principal amount	$ 385,000,000
Gross proceeds from the sale of the senior secured notes	371,500,000
Long-term debt, debt issuance costs	$ 7,000,000
Senior Secured Notes
Debt Disclosure [Line Items]
Long-term debt, debt issuance costs														$ 14,300,000
Senior Notes | 7.875% notes, due 2021
Debt Disclosure [Line Items]
Long-term debt, interest rate			7.875%
Long-term debt, principal amount			$ 175,000,000
Gross proceeds from the sale of the senior secured notes			171,200,000
Long-term debt, debt issuance costs			$ 4,600,000
Maturity date																	Jun. 01, 2021
Debt premium percentage									7.875%								7.875%
Long-term debt, issued price per $100			97.832%
Long-term debt, discount			$ 3,800,000
Senior Notes | 10.25% Senior Notes, due 2017
Debt Disclosure [Line Items]
Long-term debt, interest rate			10.25%
Long-term debt, principal amount			$ 150,000,000
Credit facility | Credit Agreement
Debt Disclosure [Line Items]
Weighted average interest rate on outstanding borrowings									7.20%								7.20%
7.875% senior notes, due 2021
Debt Disclosure [Line Items]
Purchase price as percentage of principal plus accrued and unpaid interest, Upon occurrence of change of control																	101.00%
Eurodollar | Sixth Amendment To Credit Agreement | Maximum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	4.25%
Eurodollar | Sixth Amendment To Credit Agreement | Minimum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	2.25%
Eurodollar | Credit facility | Credit Agreement
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	4.25%
Eurodollar | Credit facility | Credit Agreement | Maximum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	3.75%
Eurodollar | Credit facility | Credit Agreement | Minimum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	1.75%
Base Rate | Maximum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	3.75%
Base Rate | Minimum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	1.25%
Base Rate | Credit facility | Credit Agreement
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	3.25%
Base Rate | Credit facility | Credit Agreement | Maximum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	2.75%
Base Rate | Credit facility | Credit Agreement | Minimum
Debt Disclosure [Line Items]
Credit facility, basis spread on variable rate																	0.75%
StoneMor Operating LLC
Debt Disclosure [Line Items]
Ownership percentage				100.00%			100.00%	100.00%	100.00%					100.00%			100.00%			100.00%